BNY Mellon Ultra Short Income ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 53.2%
Automobiles & Components — 2.9%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	300,000	292,667
BMW US Capital LLC, Gtd. Notes(a)	4.90	4/2/2027	600,000	607,762
BMW US Capital LLC, Gtd. Notes, (3 Month SOFRIX +0.92%)(a),(b)	5.18	8/13/2027	1,200,000	1,206,686
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	4/6/2026	250,000	251,419
General Motors Financial Co., Inc., Sr. Unscd. Notes, (3 Month SOFRIX +1.35%)(b)	5.62	5/8/2027	1,350,000	1,357,391
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	3.45	1/6/2027	325,000	322,535
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.20	8/3/2026	325,000	328,098
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	1,750,000	1,774,833
Toyota Motor Credit Corp., Sr. Unscd. Notes, (3 Month SOFR +0.65%)(b)	4.81	3/19/2027	750,000	752,699
				6,894,090
Banks — 28.9%
ASB Bank Ltd., Sr. Unscd. Notes(a)	5.40	11/29/2027	2,000,000	2,056,857
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFR +0.65%)(a),(b)	4.83	9/30/2027	1,000,000	1,005,733
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFR +0.68%)(a),(b)	5.00	7/16/2027	900,000	905,227
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	2,000,000	1,974,159
Bank of America NA, Sr. Unscd. Notes	5.53	8/18/2026	300,000	303,803
Bank of Montreal, Sr. Unscd. Notes	5.20	2/1/2028	1,800,000	1,844,430
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	325,000	329,473
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	1,000,000	1,000,295
Barclays PLC, Sr. Unscd. Notes, (3 Month SOFR +1.88%)(b)	6.06	9/13/2027	750,000	758,023
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFR +0.72%)(b)	5.05	1/13/2028	1,500,000	1,501,426
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFR +1.22%)(b)	5.57	10/2/2026	375,000	377,985
Citigroup, Inc., Sr. Unscd. Notes, (3 Month SOFR +0.77%)(b)	4.96	6/9/2027	1,600,000	1,602,441
Commonwealth Bank of Australia, Sr. Unscd. Notes, (3 Month SOFR +0.75%)(a),(b)	4.95	3/13/2026	350,000	350,865
DBS Group Holdings Ltd., Sr. Unscd. Notes, (3 Month SOFR +0.60%)(a),(b)	4.79	3/21/2028	2,250,000	2,258,289
HSBC USA, Inc., Sr. Unscd. Notes	4.65	6/3/2028	2,200,000	2,231,598
ING Groep NV, Sr. Unscd. Notes	3.95	3/29/2027	600,000	597,714
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	2,000,000	2,020,404
JPMorgan Chase & Co., Sr. Unscd. Notes, (3 Month SOFR +0.92%)(b)	5.23	4/22/2028	2,000,000	2,011,725
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	325,000	329,181
KeyBank NA, Sr. Unscd. Notes	4.70	1/26/2026	300,000	300,207
KeyBank NA, Sr. Unscd. Notes	5.85	11/15/2027	750,000	773,859
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.58%)(b)	5.94	1/5/2028	1,850,000	1,870,221
Macquarie Bank Ltd., Sr. Unscd. Notes, (3 Month SOFR +0.92%)(a),(b)	5.07	7/2/2027	2,050,000	2,065,127
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	4.65	1/27/2026	300,000	300,258
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	4.70	1/27/2028	2,000,000	2,027,066
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFR +0.87%)(b)	5.08	5/26/2028	2,280,000	2,289,005
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFR +1.17%)(b)	5.46	10/30/2026	500,000	504,895
National Australia Bank Ltd., Sr. Unscd. Notes(a)	1.89	1/12/2027	375,000	365,855
National Australia Bank Ltd., Sr. Unscd. Notes, (3 Month SOFR +0.60%)(a),(b)	4.90	10/26/2027	1,750,000	1,756,841
National Bank of Canada, Gtd. Notes, (3 Month SOFRIX +1.03%)(b)	5.38	7/2/2027	750,000	752,541
NatWest Markets PLC, Sr. Unscd. Notes(a)	1.60	9/29/2026	225,000	219,824
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFR +0.90%)(a),(b)	5.15	5/17/2027	500,000	502,874

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 53.2% (continued)
Banks — 28.9% (continued)
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFR +0.95%)(a),(b)	5.10	3/21/2028	1,400,000	1,406,288
PNC Bank NA, Sr. Unscd. Notes	3.10	10/25/2027	2,000,000	1,966,960
Royal Bank of Canada, Sr. Unscd. Notes, (3 Month SOFRIX +0.95%)(b)	5.26	1/19/2027	650,000	654,356
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFR +1.17%)(a),(b)	5.42	5/14/2028	2,250,000	2,265,972
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFR +1.93%)(a),(b)	6.28	7/6/2027	400,000	404,058
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	225,000	227,184
State Street Corp., Sr. Unscd. Notes, (3 Month SOFR +0.85%)(b)	5.12	8/3/2026	600,000	602,486
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.40	9/17/2026	300,000	292,802
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.90	9/17/2028	1,150,000	1,080,114
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes(a)	5.65	9/14/2026	325,000	329,927
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes, (3 Month SOFR +1.12%)(a),(b)	5.32	3/9/2026	300,000	301,226
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	2,000,000	2,063,725
The Bank of Nova Scotia, Sr. Unscd. Notes	5.35	12/7/2026	750,000	761,290
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFR +0.79%)(b)	4.98	12/9/2026	725,000	725,787
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFR +1.12%)(b)	5.35	2/24/2028	2,000,000	2,014,341
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.60	7/23/2026	325,000	321,417
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	1,000,000	1,024,033
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	200,000	202,259
The Toronto-Dominion Bank, Sr. Unscd. Notes, (3 Month SOFR +0.73%)(b)	5.07	4/5/2027	850,000	853,404
Truist Bank, Sr. Unscd. Notes, (3 Month SOFR +0.77%)(b)	5.07	7/24/2028	500,000	500,382
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	1,950,000	1,850,023
U.S. Bancorp, Ser. V, Sr. Unscd. Notes	2.38	7/22/2026	325,000	320,983
UBS Group AG, Sr. Unscd. Notes(a)	4.28	1/9/2028	1,800,000	1,800,855
United Overseas Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRIX +0.58%)(a),(b)	4.73	4/2/2028	2,200,000	2,208,709
US Bank NA, Sr. Unscd. Notes, (3 Month SOFR +0.69%)(b)	5.00	10/22/2027	1,600,000	1,604,117
Wells Fargo & Co., Sr. Unscd. Notes, (3 Month SOFR +0.78%)(b)	5.08	1/24/2028	2,000,000	2,004,488
Wells Fargo Bank NA, Sr. Unscd. Notes, (3 Month SOFR +1.07%)(b)	5.25	12/11/2026	900,000	907,364
Westpac Banking Corp., Sr. Unscd. Notes, (3 Month SOFR +0.52%)(b)	4.75	6/3/2026	1,900,000	1,902,258
				67,785,009
Beverage Products — 1.6%
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	2,000,000	2,028,337
The Coca-Cola Company, Sr. Unscd. Notes	1.00	3/15/2028	1,900,000	1,780,338
				3,808,675
Diversified Financials — 1.3%
American Express Co., Sr. Unscd. Notes	2.55	3/4/2027	750,000	735,610
American Express Co., Sr. Unscd. Notes, (3 Month SOFR +0.76%)(b)	5.02	2/13/2026	250,000	250,413
The Charles Schwab Corp., Sr. Unscd. Notes	3.20	1/25/2028	1,500,000	1,473,918
The Charles Schwab Corp., Sr. Unscd. Notes	5.88	8/24/2026	350,000	355,241
The Charles Schwab Corp., Sr. Unscd. Notes, (3 Month SOFRIX +0.52%)(b)	4.78	5/13/2026	300,000	300,373
				3,115,555
Energy — .6%
BP Capital Markets America, Inc., Gtd. Notes	3.41	2/11/2026	300,000	299,308
Chevron USA, Inc., Gtd. Notes	4.48	2/26/2028	1,000,000	1,014,236
				1,313,544
Health Care — 4.2%
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	350,000	346,102
AbbVie, Inc., Sr. Unscd. Notes	4.65	3/15/2028	2,000,000	2,033,340
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	2,000,000	2,000,463
CVS Health Corp., Sr. Unscd. Notes	3.00	8/15/2026	300,000	296,968
Eli Lilly & Co., Sr. Unscd. Notes	4.55	2/12/2028	2,000,000	2,030,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 53.2% (continued)
Health Care — 4.2% (continued)
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	2,300,000	2,305,610
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2026	250,000	250,533
Roche Holdings, Inc., Gtd. Notes, (3 Month SOFR +0.74%)(a),(b)	5.01	11/13/2026	650,000	653,334
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	7,000	6,948
				9,923,538
Industrial — 1.8%
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFR +0.52%)(b)	4.77	5/14/2027	750,000	751,108
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFR +0.56%)(b)	4.83	11/15/2027	1,000,000	1,002,715
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	350,000	340,520
John Deere Capital Corp., Sr. Unscd. Notes	4.75	1/20/2028	1,750,000	1,783,786
John Deere Capital Corp., Sr. Unscd. Notes	4.80	1/9/2026	300,000	300,603
				4,178,732
Information Technology — .6%
Oracle Corp., Sr. Unscd. Notes	2.65	7/15/2026	300,000	296,553
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	1,250,000	1,174,835
				1,471,388
Insurance — .1%
Prudential Financial, Inc., Sr. Unscd. Notes	1.50	3/10/2026	300,000	296,571
Internet Software & Services — .8%
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	1,950,000	1,929,182
Media — .8%
Comcast Corp., Gtd. Notes	2.35	1/15/2027	750,000	735,279
Comcast Corp., Gtd. Notes	5.35	11/15/2027	1,000,000	1,027,916
				1,763,195
Real Estate — .3%
Simon Property Group LP, Sr. Unscd. Notes	1.38	1/15/2027	725,000	701,293
Retailing — 2.4%
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	2,250,000	2,103,758
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	1,950,000	1,894,482
Target Corp., Sr. Unscd. Notes	1.95	1/15/2027	700,000	683,640
Target Corp., Sr. Unscd. Notes	4.35	6/15/2028	1,000,000	1,010,228
				5,692,108
Technology Hardware & Equipment — .7%
International Business Machines Corp., Sr. Unscd. Notes	4.65	2/10/2028	1,500,000	1,521,829
Telecommunication Services — 2.2%
AT&T, Inc., Sr. Unscd. Notes	4.25	3/1/2027	1,900,000	1,903,785
Cisco Systems, Inc., Sr. Unscd. Notes	4.55	2/24/2028	1,250,000	1,269,536
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	600,000	596,683
T-Mobile USA, Inc., Gtd. Notes	4.75	2/1/2028	1,300,000	1,302,018
				5,072,022
U.S. Treasury Securities — 4.0%
U.S. Treasury Notes	3.38	9/15/2028	2,000,000	1,986,484
U.S. Treasury Notes	4.00	1/15/2027	3,800,000	3,814,844
U.S. Treasury Notes	4.13	11/15/2027	2,000,000	2,020,703
U.S. Treasury Notes	4.88	11/30/2025	1,500,000	1,501,820
				9,323,851
Total Bonds and Notes (cost $123,884,670)				124,790,582

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 38.9%
Australia and New Zealand Banking Group(a),(c)	4.11	2/23/2026	4,500,000	4,428,387
BPCE(a),(c)	4.18	2/11/2026	5,000,000	4,925,915
Canadian Imperial Bank of Commerce, (1 Month SOFR +0.31%)(a),(b)	4.44	9/8/2026	4,500,000	4,500,397
Collateralized Commercial Paper V Co., LLC, (1 Month SOFR +0.30%)(b)	4.43	5/8/2026	3,000,000	3,000,438
Credit Industriel et Commercial, (1 Month SOFR +0.27%)(a),(b)	4.40	4/2/2026	6,000,000	6,002,126
Danske Bank(a),(c)	4.18	3/23/2026	2,000,000	1,961,662
ING US Funding LLC(a),(c)	4.19	4/6/2026	5,000,000	4,898,180
Liberty Street Funding LLC(a),(c)	4.48	10/23/2025	5,000,000	4,986,770
Lloyds Bank Corp.(c)	4.33	2/9/2026	5,000,000	4,926,885
LMA Americas LLC(c)	4.14	2/27/2026	2,000,000	1,966,666
Macquarie Bank Ltd.(a),(c)	4.18	4/30/2026	4,250,000	4,151,188
National Australia Bank Ltd., (1 Month SOFR +0.32%)(a),(b)	4.45	3/5/2026	5,000,000	5,003,319
National Bank of Canada(a),(c)	4.45	1/29/2026	4,000,000	3,946,500
Nordea Bank(a),(c)	4.41	11/26/2025	5,000,000	4,967,900
Old Line Funding LLC, (1 Month SOFR +0.28%)(a),(b)	4.41	11/20/2025	2,500,000	2,500,051
Paradelle Funding LLC, (1 Month SOFR +0.29%)(b)	4.42	2/26/2026	4,500,000	4,501,654
Skandinaviska Enskilda Banken(a),(c)	4.23	3/2/2026	7,000,000	6,881,609
Societe Generale SA(a),(c)	4.32	2/2/2026	7,000,000	6,901,636
Starbird Funding Corp.(a),(c)	4.47	11/14/2025	7,000,000	6,963,817
Westpac Banking Corp., (1 Month SOFR +0.28%)(a),(b)	4.41	5/29/2026	4,000,000	4,001,298
Total Commercial Paper (cost $91,354,210)				91,416,398

	1-Day Yield (%)	Shares
Investment Companies — 3.2%
Registered Investment Companies — 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $7,445,148)	4.10	7,445,148	7,445,148
Total Investments (cost $222,684,028)		95.3%	223,652,128
Cash and Receivables (Net)		4.7%	11,049,909
Net Assets		100.0%	234,702,037

SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $100,343,697 or 42.8% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is a discount security. Income is recognized through the accretion of discount.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Ultra Short Income ETF
September 30, 2025 (Unaudited)
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	91,416,398	—	91,416,398
Corporate Bonds and Notes	—	115,466,731	—	115,466,731
U.S. Treasury Securities	—	9,323,851	—	9,323,851
Investment Companies	7,445,148	—	—	7,445,148
	7,445,148	216,206,980	—	223,652,128

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Adviser. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2025, accumulated net unrealized appreciation on investments was $968,100, consisting of $982,150 gross unrealized appreciation and $14,050 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.